Schedule I-Condensed Financial Information of Registrant Ollie's Bargain Outlet Holdings, Inc. (Parent Company Only)	12 Months Ended
Jan. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I-Condensed Financial Information of Registrant Ollie's Bargain Outlet Holdings, Inc. (Parent Company Only)

Schedule I—Condensed Financial Information of Registrant

Ollie’s Bargain Outlet Holdings, Inc. (parent company only)

Condensed Balance Sheets

(In thousands)

	January 31, 2015	February 1, 2014

Assets

Total current assets	$—	$—
Long-term assets:
Investment in subsidiaries	416,835	444,139

Total assets	$416,835	$444,139

Liabilities and stockholders’ equity
Total current liabilities	$—	$—
Total long-term liabilities	—	—

Total liabilities	—	—

Stockholders’ equity:
Common stock	48	48
Additional paid-in capital	393,078	423,668
Retained earnings	23,738	20,423
Treasury stock, at cost	(29)	—

Total stockholders’ equity	416,835	444,139

Total liabilities and stockholders’ equity	$416,835	$444,139

See accompanying notes.

Schedule I—Condensed Financial Information of Registrant

Ollie’s Bargain Outlet Holdings, Inc. (parent company only)

Condensed Statements of Income

(In thousands)

Fiscal year ended
	January 31, 2015	February 1, 2014
Net sales	$—	$—
Cost of sales	—	—

Gross profit	—	—
Selling, general and administrative expenses	—	—
Depreciation and amortization expenses	—	—
Pre-opening expenses	—	—

Operating income	—	—
Interest expense, net	—	—

Income before income taxes and equity in net income of subsidiaries	—	—
Income tax expense	—	—

Income before equity in net income of subsidiaries	—	—
Net income of subsidiaries	26,915	19,541

Net income	$26,915	$19,541

See accompanying notes.

Schedule I—Condensed Financial Information of Registrant

Ollie’s Bargain Outlet Holdings, Inc. (parent company only)

Notes to Condensed Financial Statements

1. Basis of presentation

In the parent-company-only financial statements, Ollie’s Bargain Outlet Holdings, Inc.’s (the Company) investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since the date of acquisition. The parent-company-only financial statements should be read in conjunction with the Company’s consolidated financial statements. A condensed statement of cash flows was not presented because Ollie’s Bargain Outlet Holdings, Inc. had no cash flow activities during fiscal 2014 or fiscal 2013.

2. Guarantees and restrictions

Ollie’s Bargain Outlet, Inc., a subsidiary of the Company, had $324.1 million outstanding under Amended Term Loan, as of January 31, 2015. Under the terms of the Amended Term Loan Agreement, Bargain Parent, Inc. has guaranteed the payment of all principal and interest. In the event of a default under the Senior Secured Credit Facilities, Bargain Parent, Inc. will be directly liable to the debt holders. The Amended Term Loan Agreement matures on September 28, 2019.

As of January 31, 2015, Ollie’s Bargain Outlet, Inc. also has $73.5 million available for borrowing under the Revolving Credit Facility. Bargain Parent, Inc. has guaranteed all obligations under the Revolving Credit Facility. In the event of default under the Revolving Credit Facility, Bargain Parent, Inc. will be directly liable to the debt holders. The Revolving Credit Facility matures on September 28, 2019.

The Amended Credit Facility and Amended Term Loan Agreements are collateralized by the Company’s assets and equity and contain financial covenants, as well as certain business covenants, including restrictions on dividend payments, that the Company must comply with during the term of such agreements. The Company was in compliance with all terms of such agreements during and as of the years ended January 31, 2015 and February 1, 2014.

The provisions of the Amended Term Loan Agreement and the Credit Facility restrict all of the net assets of the Company’s consolidated subsidiaries, which constitutes all of the net assets on the Company’s consolidated balance sheet as of January 31, 2015, from being used to pay any dividends or make other restricted payments to the Company without prior written consent from the financial institutions party to the Company’s Amended Term Loan and Credit Facility Agreements, subject to certain exceptions.